LOANS AND OTHER FINANCING - Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 352,534,983	$ 339,025,621
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets	165,522,148
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses
Disclosure of detailed information about borrowings [line items]
Financial assets	5,580,164
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	91,522
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	28,345
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	89,361
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	180,769
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,423,057
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	188,118
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	1,344,741
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	1,234,251
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets	8,156,948
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	117,054
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	46,062
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	173,348
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	320,803
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,567,411
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	271,901
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	1,428,481
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	3,231,888
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	2,500,546
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	28,720
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	856,145
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	11,928
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	150,505
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,125
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	1,451,123
Guarantees Financials Assets Credit Impaired [Member] | Book value
Disclosure of detailed information about borrowings [line items]
Financial assets	2,576,784
Guarantees Financials Assets Credit Impaired [Member] | Book value | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	25,532
Guarantees Financials Assets Credit Impaired [Member] | Book value | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	17,717
Guarantees Financials Assets Credit Impaired [Member] | Book value | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	83,987
Guarantees Financials Assets Credit Impaired [Member] | Book value | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	140,034
Guarantees Financials Assets Credit Impaired [Member] | Book value | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	144,354
Guarantees Financials Assets Credit Impaired [Member] | Book value | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	83,783
Guarantees Financials Assets Credit Impaired [Member] | Book value | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	83,740
Guarantees Financials Assets Credit Impaired [Member] | Book value | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 1,997,637